Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 1,951,670		$ (1,000)	$ (595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities				155,037
Net gain on investments held in Trust Account	(17,545)			(5,428)
Change in fair value of warrant liabilities	(2,413,500)			(1,077,750)
Change in fair value of over-allotment option liability				225,000
Changes in operating assets and liabilities:
Prepaid expenses	28,874			(73,865)
Accounts payable	24,710			153,601
Accrued expenses	(20,500)		1,000	28,500
Accrued expenses – related party	30,000			53,333
Franchise tax payable	(73,233)			97,200
Net cash used in operating activities	(489,524)			(1,039,814)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(174,225,000)
Net cash used in investing activities				(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	267,000			188,302
Repayment of promissory note – related party				(188,302)
Payment to related party for cancellation of Founder Shares				(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid				169,050,000
Proceeds from sale of private placement warrants				7,175,000
Payment of offering costs				(466,281)
Proceeds from sale of Founder Shares			25,000	16,667
Net cash provided by financing activities	267,000		25,000	175,758,719
Net Change in Cash	(222,524)		25,000	493,905
Cash – Beginning of period	518,905	25,000		25,000
Cash – End of period	296,381	25,000	$ 25,000	$ 518,905
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs		$ 128,165